UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz             New York, New York         August 14, 2012
-------------------------         --------------------        -----------------
       [Signature]                    [City, State]                 [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        23
                                                   -------------------------
Form 13F Information Table Value Total:                     $103,206
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                    Quarter Ended June 30, 2012

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                                                     VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------
AUTOZONE INC             COM              053332102   10,281   28,000 SH       SOLE                 28,000
CALPINE CORP             COM NEW          131347304    3,078  186,405 SH       SOLE                186,405
COBALT INTL ENERGY INC   COM              19075F106    1,203   51,198 SH       SOLE                 51,198
CON-WAY INC              COM              205944101    1,854   51,350 SH       SOLE                 51,350
DELTA AIR LINES INC DEL  COM NEW          247361702    4,552  415,700 SH       SOLE                415,700
DOLLAR GEN CORP NEW      COM              256677105   13,111  241,062 SH       SOLE                241,062
ELAN PLC                 ADR              284131208    1,936  132,676 SH       SOLE                132,676
FORD MTR CO DEL          COM PAR $0.01    345370860    4,955  516,675 SH       SOLE                516,675
GILDAN ACTIVEWEAR INC    COM              375916103    2,476   89,967 SH       SOLE                 89,967
HOME DEPOT INC           COM              437076102    4,822   91,000 SH       SOLE                 91,000
INFOBLOX INC             COM              45672H104      358   15,617 SH       SOLE                 15,617
MARKET VECTORS ETF TR    JR GOLD MINERS E 57060U589    1,949  101,436 SH       SOLE                101,436
MARKET VECTORS ETF TR    RUSSIA ETF       57060U506    2,773  106,000 SH       SOLE                106,000
MBIA INC                 COM              55262C100    2,983  275,961 SH       SOLE                275,961
MONSTER WORLDWIDE INC    COM              611742107    1,742  204,891 SH       SOLE                204,891
NETAPP INC               COM              64110D104    1,591   50,000 SH       SOLE                 50,000
PEABODY ENERGY CORP      COM              704549104    2,374   96,820 SH       SOLE                 96,820
SELECT SECTOR SPDR TR    SBI INT-ENERGY   81369Y506   11,548  174,000 SH       SOLE                174,000
SPDR S&P 500 ETF TR      TR UNIT          78462F103   11,010   80,900 SH  CALL SOLE                 80,900
SPDR SERIES TRUST        S&P METALS MNG   78464A755    4,973  120,000 SH       SOLE                120,000
U S AIRWAYS GROUP INC    COM              90341W108    2,133  160,000 SH       SOLE                160,000
UNITED CONTL HLDGS INC   COM              910047109    5,179  212,860 SH       SOLE                212,860
WAL-MART STORES INC      COM              931142103    6,325   90,716 SH       SOLE                 90,716
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